Share Capital	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
SHARE CAPITAL

NOTE 8 - SHARE CAPITAL

A.	Ordinary shares

1)	Rights of the Company’s ordinary shares

Each ordinary share is entitled to one vote. The holder of the ordinary shares is also entitled to receive dividends whenever funds are legally available, when and if declared by the Board of Directors. Since its inception, the Company has not declared any dividends.

2)	Changes in share capital:

In 2022, three U.S investors exercised 425,000 warrants into 425,000 ordinary shares in return of $1,700.

In 2023, Mr. Sagy exercised 186,000 warrants into 186,000 ordinary shares in return of $744.

B.	Share-based compensation:

1)

Option plan

Under the Company’s Share Ownership and Option Plan (2010), or the 2010 Plan, employees, directors and consultants of the Company may be granted options, each exercisable into one ordinary share of the Company of NIS 1.50 par value.

On April 3, 2024, the board of directors approved the adoption of a share award plan (the “2024 Plan”). The 2024 Plan allows the Company to grant its employees, directors and consultants with several equity-based awards, including options, shares, restricted shares, restricted share units, stock appreciation rights, performance units, performance shares and other stock or cash awards. The 2024 Plan shall be in effect for a term of ten (10) years from the date of adoption, i.e., until April 2034, unless earlier terminated by its administrator.

2)	Options grants

a.	Option granted to employees, directors and consultants

In the years ended December 31, 2024, 2023 and 2022, the Company granted options as follows (amounts presented reflect the number of shares underlying options):

	Year ended December 31, 2024
	Award amount	Exercise price range	Vesting period	Expiration
Employees	50,500	$4.26-5.76	4 years	10 years
Consultants	25,000	$ 5.26	4 years	10 years

	Year ended December 31, 2023
	Award amount	Exercise price range	Vesting period	Expiration
Employees	158,000	$5.65-7.5	4 years	10 years
	Year ended December 31, 2022
	Award amount	Exercise price range	Vesting period	Expiration
Employees	529,000	$5.33-9.22	4 years	10 years
Directors	217,000	$9.22	4 years	10 years

The fair value of options granted on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

	Year ended December 31,
	2024	2023	2022
Value of one ordinary share	$4.27-5.46	$5.73-7.5	$5.03-9.22
Dividend yield	0%	0%	0%
Expected volatility	70.91-71.14%	70.27-74.1%	67.95-72.27%
Risk-free interest rate	4.21-4.46%	3.62-4.33%	0.39-3.03%
Expected term	6.11 years	6.11 years	6.11 years

A summary of options data for the years ended December 31, 2024, 2023 and 2022, is as follows:

	Year ended December 31,
	2024		2023	2022
Total fair value of options granted		$252	$747	$3,970
Weighted-average grant date fair value of options granted, per option		$3.33	$4.73	$5.32
Total intrinsic value of the options exercised	$	*	$271	$221
Total fair value of options vested		$1,549	$4,380	$2,802

*	Less than 1

The following table summarizes the activity in options granted to employees and directors for the year ended December 31, 2024:

	2024
	Number of options	Weighted average exercise price*	weighted average remaining contractual term (in years)	aggregate intrinsic value*
Options outstanding at the beginning of the year	1,745,880	$5.80	5.91	$1,165
Granted	50,500	5.15	8.57	-
Exercised	(1,840)	5.07	-	-
Expired	(29,313)	6.99	-	-
Forfeited	(37,472)	6.22	-	-
Options outstanding at the end of the year	1,727,755	$5.75	4.99	$-
Options exercisable at the end of the year	1,383,902	$5.64	4.27	$-

*	After repricing- see Note 8(B)(2)(a).

The following table summarizes the activity in options granted to consultants for the year ended December 31, 2024:

	2024
	Number of options	Weighted average exercise price	weighted average remaining contractual term (in years)	aggregate intrinsic value
Options outstanding at the beginning of the year	11,666	$16.78	1.36	$2
Granted	25,000	4.46	9.78	-
Options outstanding at the end of the year	36,666	$8.35	6.78	$-
Options exercisable at the end of the year	6,329	$9.95	0.34	$-

Modification of share-based compensation

1.	On April 3, 2024, the board of directors (following the approval of the compensation committee with respect to the Company’s directors and officers) approved to extend the expiry date of 337,464 options exercisable into 337,464 ordinary shares that were previously granted to some of the Company’s employees and directors, from an expiry date ranging between December 2024 and July 2025, by an additional three years, such that the expiry dates will range between December 2027 and July 2028. Out of the said options, 126,800 options exercisable into 126,800 ordinary shares are held by some of the Company’s directors and its CEO (who also serves as a director on the board of directors), and as such, the extension of the expiry dates of these options is subject to the approval of the general meeting of the shareholders, which approval was obtained on September 25, 2024.

The total incremental fair value of these options granted to the Company’s employees and directors amounted to $314 and was determined based on the Black-Scholes pricing options model using the following assumptions: risk free interest rate of 3.53%-4.68%, expected volatility of 53.4% - 71.62%, expected term of 1.65-2.16 years and dividend yield of 0%. For the year ended December 31, 2024, the Company recorded the total expenses from these extended options in amount of $314.

2.	On August 23, 2023, the Company’s board of directors approved the repricing of the exercise price of outstanding options to purchase 969,886 ordinary shares, previously granted to employees and directors, to a price of $6.39 per share, out of which the repricing of 583,979 options granted to the Company’s directors and the Chief Executive Officer, were subject to the approval of the general meeting of the shareholders, which approval was obtained on October 10, 2023. There was no change in the number of shares subject to each option, vesting or other terms of the options.

The total incremental fair value of these options amounted to $579 and was determined based on the Black-Scholes pricing options model using the following assumptions: risk free interest rate of 4.33%-4.74%, expected volatility of 72.1% - 77%, expected term of 3.4-4.71 years and dividend yield of 0%. For the year ended December 31, 2024 and 2023, the Company recorded expenses totaling $35 and $523 associated with the repricing. The remaining incremental fair value will be recognized over the remaining vesting period and until May 2026.

The following tables summarize information concerning outstanding and exercisable options as of December 31, 2024:

December 31, 2024
Options outstanding			Options exercisable
Exercise prices *	Number of options outstanding at end of year	Weighted average remaining contractual Life	Number of options exercisable at end of year	Weighted average remaining contractual life
$24.68	6,666	0.38	1,329	0.38
7.50	98,562	8.24	43,436	8.24
6.50	15,500	8.65	5,531	8.65
6.39	948,572	6.33	780,313	6.13
6.03	5,000	0.33	5,000	0.33
5.76	5,000	9.44	-	-
5.65	17,000	8.92	4,250	8.92
5.33	104,157	7.92	52,408	7.92
5.26	37,000	9.26	-	-
5.07	145,500	1.08	145,500	1.08
$4.26	29,000	9.91	-	-
4.02	352,464	0.29	352,464	0.29
	1,764,421		1,390,231

*	In U.S. dollars per Ordinary Share.

b)	RSU grants

In the year ended December 31, 2024, the Company granted restricted share units, or RSU, as follows:

	Year ended December 31, 2024
	Number of RSU granted	Weighted Average Grant Date Fair Value
Employees	341,000	$5.05
Directors	100,000	$4.78

The following table summarizes the activity in RSU granted to employees and directors under the 2024 Plan for the year ended December 31, 2024:

	Number of options	Weighed Average Grant Date Fair Value
Unvested at the beginning of the period	-	$-
Granted	441,000	4.99
Unvested at the end of the period	441,000	$4.99

c.	The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended December 31
	2024	2023	2022
Cost of revenues	$-	$-	$22
Research and development expenses	783	714	565
General, administrative and marketing expenses	936	1,223	1,587
	$1,719	$1,937	$2,174

As of December 31, 2024, there was $2,165 of unrecognized compensation expense related to unvested RSUs and options. This amount is expected to be recognized over a weighted-average period of 1.82 years.